UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: PractusTM LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2019

Item #1. Reports to Stockholders.

INDEX	Applied Finance Dividend Fund; Applied Finance Core Fund; Applied Finance Explorer Fund; Applied Finance Select Fund (collectively, “the Applied Finance Funds”)

SEMI-ANNUAL
REPORT

For the Six Months Ended October 31, 2019 (unaudited)

APPLIED FINANCE FUNDS

Applied Finance Core Fund*

Applied Finance Dividend Fund*

Applied Finance Explorer Fund*

Applied Finance Select Fund*

*Formerly: Toreador Core Fund, Toreador International Fund, Toreador Explorer Fund, Toreador Select Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

SEMI-ANNUAL REPORT

Applied Finance Core Fund

Portfolio Composition as of October 31, 2019 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Information Technology	22.87%
Consumer Discretionary	14.38%
Financials	13.12%
Health Care	12.78%
Industrial	9.22%
Consumer Staples	7.44%
Real Estate	3.76%
Energy	3.74%
Communication Services	3.71%
Utilities	3.07%
Materials	2.72%
Telecommunications	1.29%
Exchange Traded Funds:
Large Cap	1.30%
Money Market Fund	0.76%
Total Investments	100.16%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Core fund

Schedule of InvestmentsOctober 31, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS – 98.10%

COMMUNICATIONS SERVICES – 3.71%
Charter Communications, Inc. - Class A*	1,625	$760,273
Facebook, Inc. - Class A*	3,243	621,521
Sirius XM Holdings Inc.	116,405	782,242
		2,164,036

CONSUMER DISCRETIONARY – 14.38%
AMC Networks Inc. - Class A*	13,644	594,196
AutoZone, Inc.*	585	669,462
Booking Holdings Inc.*	326	667,899
BorgWarner Inc.	19,433	809,967
CBS Corp. - Class B	15,144	545,790
Kohl's Corp.	12,747	653,411
Macy's Inc.	36,016	546,003
Marriott International, Inc. - Class A	4,850	613,768
Omnicom Group Inc.	9,651	744,961
O'Reilly Automotive, Inc.*	1,736	756,045
PulteGroup, Inc.	15,754	618,187
Toll Brothers, Inc.	15,851	630,394
Viacom Inc. - Class B	24,567	529,665
		8,379,748

CONSUMER STAPLES – 7.44%
Bunge Ltd.	12,322	665,388
Church & Dwight Co., Inc.	8,232	575,746
The JM Smucker Co.	6,066	641,055
Monster Beverage Corp.*	11,273	632,753
Tyson Foods, Inc. - Class A	6,885	570,009
Walgreens Boots Alliance, Inc.	11,395	624,218
Walmart Inc.	5,348	627,106
		4,336,275

ENERGY – 3.74%
Kinder Morgan, Inc.	35,205	703,396
Marathon Petroleum Corp.	10,663	681,899
Valero Energy Corp.	8,185	793,781
		2,179,076

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Core fund

Schedule of Investments - continuedOctober 31, 2019 (unaudited)

	Shares	Fair Value
FINANCIALS – 13.12%
Aflac Inc.	14,338	$762,208
Ally Financial Inc.	19,630	601,267
American Express Co.	4,992	585,462
Ameriprise Financial, Inc.	5,416	817,220
Capital One Financial Corp.	7,290	679,793
Credit Acceptance Corp.*	1,346	589,292
Discover Financial Services	8,329	668,486
Lincoln National Corp.	13,263	749,094
Morgan Stanley	16,774	772,443
Prudential Financial, Inc.	8,653	788,634
S&P Global Inc.	2,447	631,302
		7,645,201

HEALTH CARE – 12.78%
AbbVie Inc.	9,939	790,647
Amgen Inc.	3,177	677,495
Anthem, Inc.	2,268	610,273
Centene Corp.*	13,753	730,009
Cerner Corp.	9,054	607,704
Gilead Sciences, Inc.	10,220	651,116
HCA Healthcare, Inc.	6,002	801,507
Johnson & Johnson	5,434	717,505
Merck & Co., Inc.	7,603	658,876
Molina Healthcare, Inc.*	4,724	555,731
Stryker Corp.	2,991	646,864
		7,447,727

INDUSTRIAL – 9.22%
Allison Transmission Holdings, Inc.	15,203	663,003
HD Supply Holdings, Inc.*	16,392	648,140
Sensata Technologies Holding PLC*	13,141	672,688
TransDigm Group Inc.	1,200	631,536
Union Pacific Corp.	3,907	646,452
United Airlines Holdings, Inc.*	7,832	711,459
United Rentals, Inc.*	5,917	790,334
Verisk Analytics, Inc.	4,225	611,358
		5,374,970

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Core fund

Schedule of Investments - continuedOctober 31, 2019 (unaudited)

	Shares	Fair Value
INFORMATION TECHNOLOGY – 22.87%
Alphabet Inc. - Class A*	511	$643,247
Broadcom Inc.	2,259	661,548
CDW Corp.	5,825	745,076
Fidelity National Information Services, Inc.	4,873	642,066
Fiserv, Inc.*	6,210	659,129
FleetCor Technologies, Inc.*	2,176	640,223
Hewlett Packard Enterprise Co.	42,383	695,505
Intel Corp.	14,438	816,180
Jabil Inc.	18,514	681,685
KLA Corp.	4,030	681,231
Leidos Holdings, Inc.	7,820	674,319
Mastercard Inc. - Class A	2,351	650,780
NCR Corp.*	20,635	602,748
ON Semiconductor Corp.*	40,480	825,792
Qorvo, Inc.*	9,173	741,729
Visa Inc. - Class A	3,676	657,489
The Western Union Co.	30,803	771,923
Xerox Holdings Corp.	23,328	791,519
Zebra Technologies Corp.*	3,145	748,101
		13,330,290

MATERIALS – 2.72%
Celanese Corp. - Class A	4,065	492,475
LyondellBasell Industries NV - Class A	6,714	602,246
The Sherwin-Williams Co.	852	487,617
		1,582,338

REAL ESTATE – 3.76%
CBRE Group, Inc. - Class A*	12,500	669,375
Medical Properties Trust, Inc.	38,967	807,786
VEREIT, Inc.	72,515	713,548
		2,190,709

TELECOMMUNICATIONS – 1.29%
Verizon Communications Inc.	12,465	753,759

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Core fund

Schedule of Investments - continuedOctober 31, 2019 (unaudited)

	Shares	Fair Value
UTILITIES – 3.07%
The AES Corp.	38,530	$656,936
Exelon Corp.	12,971	590,051
Vistra Energy Corp.*	19,988	540,276
		1,787,263

TOTAL COMMON STOCKS – 98.10%
(Cost: $47,793,332)		57,171,392

EXCHANGE TRADED FUNDS – 1.30%

LARGE CAP – 1.30%
SPDR S&P 500 ETF Trust	2,500	758,325

TOTAL EXCHANGE TRADED FUNDS – 1.30%
(Cost: $758,584)		758,325

MONEY MARKET FUND – 0.76%
Federated Treasury Obligations Fund - Institutional Class 1.69%**	444,886	444,886

TOTAL MONEY MARKET FUND – 0.76%
(Cost: $444,886)		444,886

TOTAL INVESTMENTS – 100.16%
(Cost: $48,996,802)		58,374,603
Liabilities in excess of other assets - (0.16)%		(96,600)
NET ASSETS - 100.00%		$58,278,003

*Non-Income producing

** Effective 7 day yield as of October 31, 2019

SEMI-ANNUAL REPORT

Applied Finance Dividend Fund

Portfolio Composition as of October 31, 2019 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Financials	20.09%
Health Care	19.90%
Consumer Discretionary	15.78%
Information Technology	11.21%
Industrial	8.89%
Utilities	5.69%
Consumer Staples	5.58%
Telecommunication Services	2.92%
Real Estate	2.86%
Materials	2.83%
Energy	2.75%
Money Market Fund	0.41%
Total Investments	98.91%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Dividend Fund

Schedule of InvestmentsOctober 31, 2019

	Shares	Fair Value
COMMON STOCKS – 98.50%

CONSUMER DISCRETIONARY – 15.78%
Carnival Corp.	7,592	$325,621
Darden Restaurants, Inc.	2,776	311,662
General Motors Co.	8,691	322,958
Hasbro, Inc.	2,855	277,820
Kohl's Corp.	6,823	349,747
Target Corp.	3,142	335,911
		1,923,719

CONSUMER STAPLES – 5.58%
Unilever NV	5,451	322,917
Walgreens Boots Alliance, Inc.	6,519	357,111
		680,028

ENERGY – 2.75%
Chevron Corp.	2,889	335,528

FINANCIALS – 20.09%
Ameriprise Financial, Inc.	2,423	365,606
BB&T Corp.	6,737	357,398
Huntington Bancshares Inc.	25,210	356,217
JPMorgan Chase & Co.	2,879	359,645
PNC Financial Services Group, Inc.	2,470	362,349
Prudential Financial, Inc.	3,862	351,983
The Travelers Cos., Inc.	2,252	295,147
		2,448,345

HEALTH CARE – 19.90%
Abbott Laboratories	4,019	336,029
Eli Lilly and Co.	2,999	341,736
Johnson & Johnson	2,660	351,226
Merck & Co., Inc.	4,001	346,727
Novartis AG	3,826	334,545

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Dividend Fund

Schedule of Investments - continuedOctober 31, 2019

	Shares	Fair Value
Omega Healthcare Investors, Inc.	8,006	$352,584
Pfizer, Inc.	9,458	362,903
		2,425,750

INDUSTRIAL – 8.89%
Eaton Corp. PLC	4,161	362,465
Norfolk Southern Corp.	1,947	354,354
Raytheon Co.	1,728	366,699
		1,083,518

INFORMATION TECHNOLOGY – 11.21%
Accenture PLC - Class A	1,720	318,922
Cisco Systems, Inc.	7,060	335,421
Intel Corp.	6,387	361,057
Microsoft Corp.	2,443	350,253
		1,365,653

MATERIALS – 2.83%
LyondellBasell Industries NV - Class A	3,849	345,255

REAL ESTATE – 2.86%
Service Properties Trust	13,775	348,508

TELECOMMUNICATIONS – 2.92%
Verizon Communications Inc.	5,885	355,866

UTILITIES – 5.69%
Public Service Enterprise Group Inc.	5,626	356,182
UGI Corp.	7,078	337,408
		693,590

TOTAL COMMON STOCKS - 98.50%		12,005,760
(Cost: $11,762,526)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Dividend Fund

Schedule of Investments - continuedOctober 31, 2019

	Shares	Fair Value
MONEY MARKET FUND – 0.41%
Federated Treasury Obligations Fund - Institutional Class 1.69%*	49,658	$ 49,658

TOTAL MONEY MARKET FUND – 0.41%
(Cost: $49,658)		49,658

TOTAL INVESTMENTS – 98.91%
(Cost: $11,812,184)		12,055,418
Other assets, net of liabilities - 1.09%		133,344
NET ASSETS - 100.00%		$12,188,762

*Effective 7 day yield as of October 31, 2019

SEMI-ANNUAL REPORT

Applied Finance Explorer Fund

Portfolio Composition as of October 31, 2019 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Financials	17.61%
Health Care	17.33%
Industrial	16.12%
Information Technology	15.98%
Consumer Discretionary	12.58%
Real Estate	6.73%
Energy	3.78%
Utilities	2.73%
Consumer Staples	2.70%
Materials	2.03%
Communication Services	0.75%
Exchange Traded Funds:
Small Cap	0.83%
Money Market Fund	0.61%
Total Investments	99.78%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Explorer Fund

Schedule of InvestmentsOctober 31, 2019

	Shares	Fair Value
COMMON STOCKS – 98.34%

COMMUNICATION SERVICES – 0.75%
Sinclair Broadcast Group, Inc. - Class A	3,560	$141,830

CONSUMER DISCRETIONARY - 12.58%
AMC Networks Inc. - Class A*	3,276	142,670
Asbury Automotive Group, Inc.*	2,040	210,385
Dillard's, Inc.	2,627	181,210
Everi Holdings Inc.*	16,480	165,789
Extended Stay America, Inc.	13,076	185,810
Frontdoor, Inc.*	3,746	180,670
KB Home	7,560	269,816
M.D.C. Holdings, Inc.	5,317	205,821
National CineMedia, Inc.	23,506	197,333
Planet Fitness, Inc. - Class A*	2,562	163,097
Rent-A-Center, Inc.	7,229	187,014
Sleep Number Corp.*	5,724	275,439
		2,365,054

CONSUMER STAPLES – 2.70%
Sprouts Farmers Market, Inc.*	9,934	192,819
TreeHouse Foods, Inc.*	4,140	223,643
Turning Point Brands, Inc.	4,341	90,597
		507,059

ENERGY – 3.78%
Arch Coal, Inc. - Class A	2,400	189,336
Dorian LPG Ltd.*	15,062	187,522
PBF Energy Inc. - Class A	6,725	217,083
QEP Resources, Inc.	35,042	116,690
		710,631

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Explorer Fund

Schedule of Investments - continuedOctober 31, 2019

	Shares	Fair Value
FINANCIALS – 17.61%
American Equity Investment Life Holding Co.	8,181	$201,907
Credit Acceptance Corp.*	433	189,572
Encore Capital Group, Inc.*	4,571	151,711
Enova International, Inc.*	8,344	196,001
Evercore Inc. - Class A	2,183	160,756
Flagstar Bancorp, Inc.	4,598	167,091
FS KKR Capital Corp.	29,583	168,919
MGIC Investment Corp.	15,268	209,324
Navient Corp.	13,120	180,662
NMI Holdings, Inc. - Class A*	5,898	172,516
PennyMac Financial Services, Inc.*	5,648	175,822
Primerica, Inc.	1,777	224,222
Prospect Capital Corp.	34,321	221,027
Radian Group Inc.	7,412	186,041
Virtus Investment Partners, Inc.	2,374	257,532
Walker & Dunlop, Inc.	3,753	236,401
Western Asset Mortgage Capital Corp.	20,992	210,760
		3,310,264

HEALTH CARE – 17.33%
Amedisys, Inc.*	1,699	218,355
AMN Healthcare Services, Inc.*	2,988	175,575
ANI Pharmaceuticals, Inc.*	2,660	207,773
Eagle Pharmaceuticals, Inc.*	3,777	236,818
Emergent BioSolutions, Inc.*	4,684	267,737
Encompass Health Corp.	2,871	183,801
The Ensign Group, Inc.	4,182	176,689
Innoviva, Inc.*	14,687	170,663
Integer Holdings Corp.*	2,757	213,502
Lantheus Holdings, Inc.*	7,741	161,400
Medpace Holdings, Inc.*	2,156	158,746
Natus Medical Inc.*	6,384	215,013
NuVasive, Inc.*	2,790	196,807
PRA Health Sciences, Inc.*	1,765	172,458

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Explorer Fund

Schedule of Investments - continuedOctober 31, 2019

	Shares	Fair Value
Prestige Consumer Healthcare Inc.*	6,633	$235,206
Tenet Healthcare Corp.*	10,549	267,312
		3,257,855

INDUSTRIAL – 16.12%
Allegiant Travel Co.	1,378	230,581
Atkore International Group Inc.*	7,526	261,152
Avis Budget Group, Inc.*	6,475	192,372
BMC Stock Holdings, Inc.*	7,123	192,250
Builders FirstSource, Inc.*	9,313	210,567
Continental Building Products, Inc.*	7,204	215,472
Deluxe Corp.	4,904	254,174
Foundation Buldings Materials, Inc.*	11,705	217,596
Generac Holdings Inc.*	2,741	264,726
MasTec, Inc.*	2,881	181,330
Meritor, Inc.*	8,778	193,379
SkyWest, Inc.	3,872	230,578
Thermon Group Holdings, Inc.*	8,038	191,546
Trinity Industries, Inc.	9,881	195,446
		3,031,169

INFORMATION TECHNOLOGY – 15.98%
Anixter International Inc.*	2,916	241,299
Belden Inc.	3,379	173,275
Ciena Corp.*	4,621	171,532
Cirrus Logic, Inc.*	3,260	221,550
Conduent Inc.*	24,348	150,471
Diodes Inc.*	4,784	223,174
Insight Enterprises, Inc.*	3,979	244,231
j2 Global, Inc.	2,512	238,540
Rambus Inc.*	13,947	193,096
Science Applications International Corp.	1,987	164,166
SMART Global Holdings, Inc.*	8,210	243,837
Synaptics Inc.*	6,505	273,926
Tech Data Corp.*	2,041	247,982
Xperi Corp.	10,716	217,588
		3,004,667

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Explorer Fund

Schedule of Investments - continuedOctober 31, 2019

	Shares	Fair Value
MATERIALS – 2.03%
Kaiser Aluminum Corp.	1,833	$196,278
Kraton Corp.*	5,913	132,569
SunCoke Energy, Inc.	10,009	52,948
		381,795

REAL ESTATE – 6.73%
Chatham Lodging Trust	4,790	86,459
Empire State Realty Trust, Inc. - Class A	15,206	220,031
Mack-Cali Realty Corp.	8,899	190,617
RLJ Lodging Trust	10,280	168,695
Ryman Hospitality Properties, Inc.	2,318	195,106
Tanger Factory Outlet Centers, Inc.	11,728	189,055
Xenia Hotels & Resorts, Inc.	10,217	215,068
		1,265,031

UTILITIES – 2.73%
Clearway Energy, Inc. - Class C	9,771	177,148
PNM Resources, Inc.	3,210	167,401
Unitil Corp.	2,713	168,939
		513,488

TOTAL COMMON STOCKS – 98.34%		18,488,843
(Cost: $16,793,916)

EXCHANGE TRADED FUNDS – 0.83%

SMALL CAP – 0.83%
iShares Russell 2000 ETF	1,000	155,450

TOTAL EXCHANGE TRADED FUNDS – 0.83%
(Cost: $146,468)		155,450

MONEY MARKET FUND – 0.61%
Federated Treasury Obligations Fund - Institutional Class 1.69%**	114,487	114,487

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Explorer Fund

Schedule of Investments - continuedOctober 31, 2019

Shares	Fair Value
TOTAL MONEY MARKET FUND – 0.61%
(Cost: $114,487)	$114,487

TOTAL INVESTMENTS – 99.78%
(Cost: $17,054,871)	18,758,780
Other assets, net of liabilities - 0.22%	42,206
NET ASSETS – 100.00%	$18,800,986

*Non-income producing

**Effective 7 day yield as of October 31, 2019

SEMI-ANNUAL REPORT

Applied Finance Select Fund

Portfolio Composition as of October 31, 2019 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Information Technology	27.06%
Consumer Discretionary	12.92%
Financials	12.89%
Health Care	11.09%
Consumer Staples	9.89%
Industrial	9.28%
Energy	4.33%
Utilities	3.25%
Real Estate	2.90%
Telecommunication Services	2.68%
Materials	2.44%
Exchange Traded Funds:
Large Cap	1.16%
Money Market Fund	0.24%
Total Investments	100.13%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Select Fund

Schedule of InvestmentsOctober 31, 2019

	Shares	Fair Value
COMMON STOCKS – 98.73%

CONSUMER DISCRETIONARY – 12.92%
Aptiv PLC	29,898	$2,677,366
Darden Restaurants, Inc.	23,442	2,631,833
LKQ Corp.*	85,121	2,893,263
Lowe's Cos., Inc.	23,725	2,647,947
Target Corp.	24,382	2,606,680
The Walt Disney Co.	27,024	3,510,958
		16,968,047

CONSUMER STAPLES – 9.89%
Constellation Brands, Inc. - Class A	13,552	2,579,352
CVS Health Corp.	37,404	2,483,252
Tyson Foods, Inc. - Class A	32,116	2,658,884
Walgreens Boots Alliance, Inc.	47,580	2,606,432
Walmart Inc.	22,734	2,665,789
		12,993,709

ENERGY – 4.33%
Chevron Corp.	11,556	1,342,114
ConocoPhillips	23,891	1,318,783
National Oilwell Varco, Inc.	64,701	1,463,537
Valero Energy Corp.	16,116	1,562,930
		5,687,364

FINANCIALS – 12.89%
The Allstate Corp.	22,564	2,401,261
Ameriprise Financial, Inc.	16,086	2,427,217
Bank of America Corp.	80,892	2,529,493
Capital One Financial Corp.	25,888	2,414,056
JPMorgan Chase & Co.	20,049	2,504,521
The Travelers Cos., Inc.	17,869	2,341,911
Unum Group	83,875	2,309,916
		16,928,375

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Select Fund

Schedule of Investments - continuedOctober 31, 2019

	Shares	Fair Value
HEALTH CARE – 11.09%
Alexion Pharmaceuticals, Inc.*	23,987	$2,528,230
Allergan PLC	13,911	2,449,866
Danaher Corp.	17,260	2,378,773
McKesson Corp.	17,294	2,300,102
Pfizer, Inc.	64,728	2,483,613
Thermo Fisher Scientific Inc.	8,041	2,428,221
		14,568,805

INDUSTRIAL – 9.28%
Alaska Air Group, Inc.	29,802	2,069,153
Cummins Inc.	11,864	2,046,303
Quanta Services, Inc.	51,384	2,160,697
Roper Technologies, Inc.	5,769	1,943,922
Stanley Black & Decker, Inc.	13,413	2,029,789
Union Pacific Corp.	11,724	1,939,853
		12,189,717

INFORMATION TECHOLOGY – 27.06%
Alphabet Inc. - Class A*	2,802	3,527,158
Apple Inc.	15,056	3,745,331
Cisco Systems, Inc.	71,596	3,401,526
Facebook, Inc. - Class A*	19,186	3,676,997
Fiserv, Inc.*	33,248	3,528,943
HP Inc.	189,768	3,296,270
Intel Corp.	65,383	3,696,101
International Business Machines Corp.	24,772	3,312,760
Mastercard Inc. - Class A	12,541	3,471,474
NVIDIA Corp.	19,315	3,882,701
		35,539,261

MATERIALS – 2.44%
CF Industries Holdings, Inc.	33,490	1,518,771
Ecolab Inc.	8,771	1,684,646
		3,203,417

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Select Fund

Schedule of Investments - continuedOctober 31, 2019

	Shares	Fair Value
REAL ESTATE – 2.90%
Host Hotels & Resorts, Inc.	232,627	$3,812,757

TELECOMMUNICATION SERVICES – 2.68%
Verizon Communications Inc.	58,156	3,516,693

UTILITIES – 3.25%
DTE Energy Co.	16,782	2,136,684
Public Service Enterprise Group Inc.	33,567	2,125,127
		4,261,811

TOTAL COMMON STOCKS – 98.73%		129,669,956
(Cost: $120,784,348)

EXCHANGE TRADED FUNDS – 1.16%

LARGE CAP – 1.16%
iShares Core S&P 500 ETF	5,000	1,524,850

TOTAL EXCHANGE TRADED FUNDS – 1.16%		1,524,850
(Cost: $1,509,800)

MONEY MARKET FUND – 0.24%
Federated Treasury Obligations Fund - Institutional Class 1.69%**	316,063	316,063

TOTAL MONEY MARKET FUND – 0.24%		316,063
(Cost: $316,063)

TOTAL INVESTMENTS – 100.13%
(Cost: $122,610,211)		131,510,869
Liabilities in excess of other assets - (0.13)%		(177,269)
NET ASSETS – 100.00%		$131,333,600

* Non-income producing

** Effective 7 day yield as of October 31, 2019

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

October 31, 2019 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

Statements of Assets and Liabilities

	Applied Finance Core Fund	Applied Finance Dividend Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
ASSETS
Investments at fair value*	$58,374,603	$12,055,418	$18,758,780	$131,510,869
Cash and cash equivalents	3,318	—	—	—
Receivable for capital stock sold	13,262	—	—	44,282
Dividends and interest receivable	52,899	51,682	10,890	126,618
Due from the Advisor	—	34,061	3,334	—
Tax reclaims receivable	—	59,656	—	—
Prepaid expenses	42,861	42,077	30,579	76,474
TOTAL ASSETS	58,486,943	12,242,894	18,803,583	131,758,243

LIABILITIES
Due to broker	296	—	—	—
Payable for capital stock redeemed	188,143	25,001	—	365,894
Accrued investment management fees	13,761	—	—	52,916
Accrued 12b-1 fees	637	5,214	71	1,802
Accrued administrative, accounting and transfer agent fees	2,513	4,531	285	1,044
Accrued professional fees	647	—	—	—
Other payable	—	12,457	—	—
Other accrued expenses	2,943	6,929	2,241	2,987
TOTAL LIABILITIES	208,940	54,132	2,597	424,643
NET ASSETS	$58,278,003	$12,188,762	$18,800,986	$131,333,600

Net Assets Consist of :
Paid-in-capital	$30,592,642	$15,442,876	$17,941,548	$122,541,591
Distributable earnings (deficit)	27,685,361	(3,254,114)	859,438	8,792,009
Net Assets	$58,278,003	$12,188,762	$18,800,986	$131,333,600

NET ASSET VALUE PER SHARE
Institutional Class Shares:
Net Assets	$44,755,344	$6,976,895	$16,005,671	$121,723,183
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	3,063,418	394,140	1,455,804	9,219,564
Net Asset Value and Offering Price Per Share	$14.61	$17.70	$10.99	$13.20
Short-Term Redemption Fee Price Per Share(A)	14.32	17.35	10.77	12.94

Investor Class Shares:
Net Assets	$13,522,659	$5,211,867	$2,795,315	$9,610,417
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	929,848	315,845	256,878	731,272
Net Asset Value and Offering Price Per Share	$14.54	$16.50	$10.88	$13.14
Short-Term Redemption Fee Price Per Share(A)	14.25	16.17	10.66	12.88

* Identified cost of	$48,996,802	$11,812,184	$17,054,871	$122,610,211

(A) Applied Finance Funds will impose a 2% redemption fee on shares redeemed within 60 days of purchase.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

Statements of Operations

Applied finance funds

For the Six Months Ended October 31, 2019 (unaudited)

	Applied Finance Core Fund	Applied Finance Dividend Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
INVESTMENT INCOME
Dividends*	$730,634	$390,621	$150,570	$915,324
Interest	4,838	685	3,806	20,961
Total investment income	735,472	391,306	154,376	936,285
EXPENSES
Investment management fees (Note 2)	327,064	83,373	113,032	430,210
Rule 12b-1 and servicing fees (Note 2)
Investor Class	18,338	7,597	3,274	8,498
Recordkeeping and fund administrative services (Note 2)	21,515	5,719	6,971	24,959
Accounting fees (Note 2)	15,573	14,569	4,472	17,733
Custody fees	6,848	15,391	2,474	4,904
Transfer agent fees (Note 2)	14,974	9,479	4,828	12,869
Professional fees	38,696	11,001	9,425	21,973
Filing and registration fees	28,838	23,475	16,836	21,230
Trustees fees	4,044	1,899	1,891	3,592
Compliance fees	4,476	2,434	2,488	5,243
Shareholder services and reports	14,857	6,860	5,879	12,880
Shareholder servicing (Note 2)
Institutional Class	12,536	5,508	7,242	32,429
Investor Class	9,111	7,259	3,274	8,498
Insurance	2,337	1,402	1,289	2,080
Proxy expense	—	3,085	—	—
Interest expense	5,018	4,114	471	876
Other	9,886	4,542	6,000	7,449
Total expenses	534,111	207,707	189,846	615,423
Management fee waivers and reimbursed expenses (Note 2)	(165,523)	(129,976)	(103,805)	(247,540)
Net expenses	368,588	77,731	86,041	367,883
Net investment income (loss)	366,884	313,575	68,335	568,402
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	4,302,467	(1,004,236)	(787,919)	218,025
Net realized gain (loss) on foreign currency transactions	—	(705)	—	—
Net realized gain (loss) on call options purchased	(346,890)	—	—	—
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(3,883,342)	512,372	750,818	3,639,958
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currencies	—	3,412	—	—
Net increase (decrease) in unrealized appreciation (depreciation) of call options purchased	351,394	—	—	—
Net realized and unrealized gain (loss) on investments and foreign currencies and related transactions	423,629	(489,157)	(37,101)	3,857,983
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$790,513	$(175,582)	$31,234	$4,426,385

* Net of foreign tax withheld	$—	$30,131	$—	$—

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

October 31, 2019 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

Statements of Changes in Net Assets

	Applied Finance Core Fund				Applied Finance Dividend Fund				Applied Finance Explorer Fund				Applied Finance Select Fund
	Six months ended October 31, 2019 (unaudited)		Year ended April 30, 2019		Six months ended October 31, 2019 (unaudited)		Year ended April 30, 2019		Six months ended October 31, 2019 (unaudited)		Year ended April 30, 2019		Six months ended October 31, 2019 (unaudited)		Year ended April 30, 2019
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$366,884		$573,748		$313,575		$542,427		$68,335		$87,087		$568,402		$662,122
Net realized gain (loss) on investments and foreign currency transactions	3,955,577		19,624,472		(1,004,941)		(625,159)		(787,919)		354,497		218,025		(907,455)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	(3,531,948)		(13,258,624)		515,784		(2,796,259)		750,818		(756,474)		3,639,958		5,568,322
Increase (decrease)in net assets from operations	790,513		6,939,596		(175,582)		(2,878,991)		31,234		(314,890)		4,426,385		5,322,989

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	—		(14,184,817)		—		(389,632)		—		(1,360,557)		—		(810,066)
Investor Class	—		(7,453,918)		—		(186,210)		—		(191,768)		—		(84,083)
Decrease in net assets from distributions	—		(21,638,735)		—		(575,842)		—		(1,552,325)		—		(894,149)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	2,549,516		36,058,583		256,757		4,799,378		1,316,788		9,344,870		55,959,247		52,822,580
Investor Class	2,069,115		6,285,459		148,213		462,472		271,831		1,130,211		4,280,232		4,459,799
Distributions reinvested
Institutional Class	—		8,862,897		—		273,896		—		972,809		—		302,562
Investor Class	—		7,083,716		—		180,517		—		161,903		—		84,083
Shares redeemed
Institutional Class	(27,928,897	)(A)	(40,938,630	)(A)	(6,203,416	)(A)	(7,241,817	)(A)	(3,468,120	)(A)	(4,367,470	)(A)	(11,436,147	)(A)	(15,073,620	)(A)
Investor Class	(4,400,520	)(B)	(93,699,967	)(B)	(1,834,853	)(B)	(1,989,491	)(B)	(182,906	)(B)	(739,963	)(B)	(944,231	)(B)	(3,030,292	)(B)
Increase (decrease) in net assets from capital stock transactions	(27,710,786)		(76,347,942)		(7,633,299)		(3,515,045)		(2,062,407)		6,502,360		47,859,101		39,565,112

NET ASSETS
Increase (decrease) during period	(26,920,273)		(91,047,081)		(7,808,881)		(6,969,878)		(2,031,173)		4,635,145		52,285,486		43,993,952
Beginning of period	85,198,276		176,245,357		19,997,643		26,967,521		20,832,159		16,197,014		79,048,114		35,054,162
End of period	$58,278,003		$85,198,276		$12,188,762		$19,997,643		$18,800,986		$20,832,159		$131,333,600		$79,048,114

(A)Includes redemption fees of:	$472		$16,356		$—		$1,955		$10,008		$4,124		$3,066		$3,482
(B)Includes redemption fees of:	$2,874		$21,138		$—		$3		$258		$1,036		$(642)		$6,181

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Core fund

Financial Highlights

Institutional Class Shares
Six months ended October 31, 2019 (unaudited)	Years ended April 30,
2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.22	$17.77	$15.64	$13.20	$14.68	$13.88
Investment activities
Net investment income (loss)(1)	0.07	0.10	0.08	0.10	0.08	0.06
Net realized and unrealized gain (loss) on investments and options contracts purchased	0.32	0.22	2.60	3.25	(1.25)	1.86
Total from investment activities	0.39	0.32	2.68	3.35	(1.17)	1.92
Distributions
Net investment income	—	(0.09)	(0.08)	(0.13)	(0.08)	(0.04)
Net realized gain	—	(3.78)	(0.47)	(0.78)	(0.23)	(1.08)
Total distributions	—	(3.87)	(0.55)	(0.91)	(0.31)	(1.12)
Paid-in capital from redemption fees	—	(A)	—	(A)	—	—	—	(A)	—	(A)
Net asset value, end of period	$14.61	$14.22	$17.77	$15.64	$13.20	$14.68
Total Return	2.74	%**	5.15%	17.10%	25.87%	(8.12%)	13.86%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.40	%(B)*	1.30	%(B)	1.29	%(B)	1.40	%(B)	1.18%	1.25%
Expenses, net of management fee waivers and reimbursements	0.96	%(C)*	0.97	%(C)	0.97	%(C)	1.03	%(C)	0.95%	0.95%
Net investment income (loss)	1.05	%*	0.61%	0.49%	0.70%	0.56%	0.45%
Portfolio turnover rate	19.09	%**	50.69%	75.46%	70.65%	67.73%	64.00%
Net assets, end of period (000’s)	$44,755	$69,710	$76,749	$63,035	$71,174	$76,495

*Annualized

**Not annualized

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(A)Less than $0.01 per share.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.39%, 1.28%, 1.27%, 1.32% for the six months ended October 31, 2019 and the years ended April 30, 2019 through April 30, 2017, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.95% for the six months ended October 31, 2019 and 0.95% for the years ended April 30, 2019 through April 30, 2017, respectively.

Applied finance Core fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Core fund

Financial Highlights

Investor Class Shares(2)
Six months ended October 31, 2019 (unaudited)	Years ended April 30,
2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.17	$17.74	$15.63	$13.19	$14.66	$13.87
Investment activities
Net investment income (loss)(1)	0.06	0.06	0.04	0.06	0.04	0.02
Net realized and unrealized gain (loss) on investments and options contracts purchased	0.31	0.21	2.59	3.25	(1.24)	1.85
Total from investment activities	0.37	0.27	2.63	3.31	(1.20)	1.87
Distributions
Net investment income	—	(0.07)	(0.05)	(0.09)	(0.04)	—
Net realized gain	—	(3.78)	(0.47)	(0.78)	(0.23)	(1.08)
Total distributions	—	(3.85)	(0.52)	(0.87)	(0.27)	(1.08)
Paid-in capital from redemption fees	—	(A)	0.01	—	—	—	(A)	—	(A)
Net asset value, end of period	$14.54	$14.17	$17.74	$15.63	$13.19	$14.66
Total Return	2.61	%**	4.89%	16.79%	25.53%	(8.30)%	13.57%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.75	%(B)*	1.63	%(B)	1.55	%(B)	1.58	%(B)	1.43%	1.50%
Expenses, net of management fee waivers and reimbursements	1.22	%(C)*	1.21	%(C)	1.22	%(C)	1.28	%(C)	1.20%	1.20%
Net investment income (loss)	0.84	%*	0.27%	0.24%	0.45%	0.31%	0.20%
Portfolio turnover rate	19.09	%**	19.09%	75.46%	70.65%	67.73%	64.00%
Net assets, end of period (000's)	$13,523	$15,488	$99,497	$56,511	$55,286	$74,294

*Annualized

**Not annualized

(1) Per share amounts calculated using the average number of shares outstanding throughout each period.

(2) Investor Class shares were previously Retail Class shares. Effective September 15, 2017, the Retail Class shares were reorganized into Investor Class shares.

(A) Less than $0.01 per share.

(B) Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.73%, 1.61%, 1.53%, 1.50% for the six months ended October 31, 2019 and for the years ended April 30, 2019 through April 30, 2017, respectively.

(C) Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.20% for the six months ended October 31, 2019 and 1.20% for the years ended April 30, 2019 through April 30, 2017, respectively.

Applied finance Core fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Institutional Class Shares
	Six months ended October 31, 2019 (unaudited)		Years ended April 30,							Period September 1, 2014 to April 30, 2015(2)		Year ended August 31, 2014
			2019		2018		2017		2016
Net asset value, beginning of period	$17.69		$19.99		$18.04		$16.71		$18.54	$18.73		$16.15
Investment activities
Net investment income (loss)(1)	0.36		0.43		0.17		0.19		0.19	0.10		0.29
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.35)		(2.28)		1.91		1.29		(1.86)	(0.15)		2.29
Total from investment activities	0.01		(1.85)		2.08		1.48		(1.67)	(0.05)		2.58
Distributions
Net investment income	—		(0.45)		(0.13)		(0.15)		(0.16)	(0.14)		—
Total distributions	—		(0.45)		(0.13)		(0.15)		(0.16)	(0.14)		—
Paid-in capital from redemption fees	—		—	(C)	—		—		—	—		—
Net asset value, end of period	$17.70		$17.69		$19.99		$18.04		$16.71	$18.54		$18.73
Total Return	0.06	%**	(9.05%)		11.56%		8.97%		(9.03%)	(0.19	%)**	15.98%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.54	%(A)*	2.11	%(A)	1.80	%(A)	1.72	%(A)	1.58%	1.64	%*	2.05%
Expenses, net of management fee waivers, expense reimbursements and recovery of previously waived fees	0.91	%(B)*	0.85	%(B)	1.69	%(B)	1.72	%(B)	1.58%	1.75	%*	1.75%
Net investment income (loss)	4.15	%*	2.33%		0.89%		1.15%		1.09%	0.89	%*	1.55%
Portfolio turnover rate	251.21	%**	42.66%		65.53%		33.87%		60.30%	39.73	%**	162.80%
Net assets, end of period (000’s)	$6,977		$13,063		$17,662		$43,686		$46,931	$49,291		$48,391

*Annualized

**Not annualized

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)On January 27, 2015, the Board of Trustees approved that the fiscal period end be April 30.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.45% for the six months ended October 31, 2019 and 2.10%, 1.78%, 1.64% for the years ended April 30, 2019 through April 30, 2017, respectively.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.82% for the six months ended October 31, 2019 and 0.84%, 1.67%, 1.64% for the years ended April 30, 2019 through April 30, 2017, respectively.

(C)Less than $0.01 per share.

Applied finance Dividend fund

Financial Highlights

Applied finance dividend fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Investor Class Shares(2)
	Six months ended October 31, 2019 (unaudited)		Years ended April 30,							Period September 1, 2014 to April 30, 2015(3)		Year ended August 31, 2014
			2019		2018		2017		2016
Net asset value, beginning of period	$16.51		$18.72		$16.91		$15.62		$17.34	$17.52		$15.14
Investment activities
Net investment income (loss)(1)	0.32		0.37		0.17		0.13		0.13	0.07		0.22
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.33)		(2.15)		1.73		1.21		(1.73)	(0.14)		2.16
Total from investment activities	(0.01)		(1.78)		1.90		1.34		(1.60)	(0.07)		2.38
Distributions
Net investment income	—		(0.43)		(0.09)		(0.05)		(0.12)	(0.11)		—
Total distributions	—		(0.43)		(0.09)		(0.05)		(0.12)	(0.11)		—
Paid-in capital from redemption fees	—		—	(C)	—		—		—	—		—
Net asset value, end of period	$16.50		$16.51		$18.72		$16.91		$15.62	$17.34		$17.52
Total Return	(0.06	)%**	(9.28%)		11.23%		8.65%		(9.26%)	(0.34	%)**	15.72%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.91	%(A)*	2.52	%(A)	2.17	%(A)	2.04	%(A)	1.83%	1.89	%*	2.30%
Expenses, net of management fee waivers, expense reimbursements and recovery of previously waived fees	1.15	%(B)*	1.10	%(B)	1.78	%(B)	2.04	%(B)	1.83%	2.00	%*	2.00%
Net investment income (loss)	3.91	%*	2.18%		0.95%		0.83%		0.84%	0.64	%*	1.30%
Portfolio turnover rate	251.21	%**	42.66%		65.53%		33.87%		60.30%	39.73	%**	162.80%
Net assets, end of period (000’s)	$5,212		$6,934		$9,306		$11,351		$17,228	$21,271		$17,499

*Annualized

**Not annualized

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Effective January 2, 2013, Class A shares were re-designated Investor shares. On August 28, 2017 all Class C shares were converted to Investor Class shares.

(3)On January 27, 2015, the Board of Trustees approved that the fiscal year end be April 30.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.82% for the six months ended October 31, 2019 and 2.51%, 2.15%, 1.96% for the years ended April 30, 2019 through April 30, 2017, respectively.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.06% for the six months ended October 31, 2019 and 1.09%, 1.76%, 1.96% for the years ended April 30, 2019 through April 30, 2017, respectively.

(C)Less than $0.01 per share.

Applied finance Dividend fund

Financial Highlights

Applied finance dividend fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Institutional Class Shares
	Six months ended October 31, 2019 (unaudited)		Years ended April 30,						Period June 11, 2015* to April 30, 2016
			2019		2018		2017
Net asset value, beginning of period	$10.89		$11.94		$10.71		$8.96		$10.00
Investment activities
Net investment income (loss)(1)	0.04		0.06		—	(2)	—	(2)	—	(2)
Net realized and unrealized gain (loss) on investments	0.05		(0.11)		1.46		1.75		(1.04)
Total from investment activities	0.09		(0.05)		1.46		1.75		(1.04)
Distributions
Net investment income	—		(0.02)		—		—		—
Net realized gain	—		(0.98)		(0.23)		—		—
Total distributions	—		(1.00)		(0.23)		—		—
Paid-in capital from redemption fees	0.01		—	(2)	—		—		—
Net asset value, end of period	$10.99		$10.89		$11.94		$10.71		$8.96
Total Return	0.92	%***	0.68%		13.67%		19.53%		(10.40	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.85	%(A)**	1.82	%(A)	1.97	%(A)	2.71	%(A)	2.63	%**(A)
Expenses, net of management fee waivers and reimbursements	0.83	%(B)**	0.83	%(B)	0.94	%(B)	1.23	%(B)	1.14	%**(B)
Net investment income (loss)	0.72	%**	0.51%		0.04%		(0.05%)		(0.01	%)**
Portfolio turnover rate	32.64	%***	107.77%		82.63%		73.93%		147.10	%***
Net assets, end of period (000’s)	$16,006		$18,151		$13,883		$9,172		$7,048

*Inception date

**Annualized

***Not annualized

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.01 per share.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.85% for the six months ended October 31, 2019 and 1.82%, 1.97%, 2.62%, 2.63% for the years ended April 30, 2019 through April 30, 2017 and the period June 11, 2015 to April 30, 2016, respectively.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.83% for the six months ended October 31, 2019 and 0.83%, 0.94%, 1.14%, 1.14% for the years ended April 30, 2019 through April 30, 2017 and the period June 11, 2015 to April 30, 2016, respectively.

Applied finance Explorer fund

Financial Highlights

Applied finance Explorer fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Investor Class Shares
	Six months ended October 31, 2019 (unaudited)		Years ended April 30,						Period June 30, 2015* to April 30, 2016
			2019		2018		2017
Net asset value, beginning of period	$10.80		$11.86		$10.67		$8.95		$9.90
Investment activities
Net investment income (loss)(1)	0.02		0.03		(0.03)		(0.03)		(0.01)
Net realized and unrealized gain (loss) on investments	0.06		(0.11)		1.45		1.75		(0.94)
Total from investment activities	0.08		(0.08)		1.42		1.72		(0.95)
Distributions
Net realized gain	—		(0.98)		(0.23)		—		—
Total distributions	—		(0.98)		(0.23)		—		—
Paid-in capital from redemption fees	—	(C)	—	(C)	—		—		—
Net asset value, end of period	$10.88		$10.80		$11.86		$10.67		$8.95
Total Return	0.74	%***	0.38%		13.34%		19.22%		(9.60	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.29	%(A)**	2.23	%(A)	2.42	%(A)	2.96	%(A)	2.88	%**(A)
Expenses, net of management fee waivers and reimbursements	1.09	%(B)**	1.08	%(B)	1.22	%(B)	1.48	%(B)	1.39	%**(B)
Net investment income (loss)	0.47	%**	0.24%		(0.24%)		(0.30%)		(0.19	%)**
Portfolio turnover rate	32.64	%***	107.77%		82.63%		73.93%		147.10	%***
Net assets, end of period (000’s)	$2,795		$2,682		$2,314		$2,703		$2,383

*Inception date

**Annualized

*** Not annualized

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.28% for the six months ended October 31, 2019 and 2.23%, 2.42%, 2.87%, 2.88% for the years ended April 30, 2019 through April 30, 2017 and the period June 30, 2015 to April 30, 2016, respectively.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.08% for the six months ended October 31, 2019 and 1.08%, 1.22%, 1.39%, 1.39% for the years ended April 30, 2019 through April 30, 2017 and the period June 30, 2015 to April 30, 2016, respectively.

(C)Less than $0.01 per share.

Applied finance Explorer fund

Financial Highlights

Applied finance Explorer fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Institutional Class Shares
Six months ended October 31, 2019 (unaudited)	Years ended April 30,	Period February 3, 2017* to April 30, 2017
2019	2018
Net asset value, beginning of period	$12.77	$11.76	$10.30	$10.02
Investment activities
Net investment income (loss)(1)	0.08	0.14	0.10	0.01
Net realized and unrealized gain (loss) on investments	0.35	1.01	1.62	0.27
Total from investment activities	0.43	1.15	1.72	0.28
Distributions
Net investment income	—	(0.06)	(0.07)	—
Net realized gain	—	(0.08)	(0.19)	—
Total distributions	—	(0.14)	(0.26)	—
Paid-in capital from redemption fees	—	(A)	—	(A)	—	—
Net asset value, end of period	$13.20	$12.77	$11.76	$10.30
Total Return	3.37	%***	10.02%	16.66%	2.79	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.26	%**	1.31%	1.67%	3.31	%**
Expenses, net of management fee waivers and reimbursements	0.75	%**	0.75%	0.76%	0.95	%**
Net investment income (loss)	1.21	%**	1.14%	0.82%	0.56	%**
Portfolio turnover rate	5.82	%***	42.05%	211.64%	131.67	%***
Net assets, end of period (000’s)	$121,723	$73,018	$30,752	$489

*Inception date

**Annualized

***Not annualized

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(A)Less than $0.01 per share.

Applied finance Select fund

Financial Highlights

Applied finance Select fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Investor Class Shares
	Six months ended October 31, 2019 (unaudited)		Years ended April 30,		Period February 1, 2017* to April 30, 2017
			2019	2018
Net asset value, beginning of period	$12.73		$11.75	$10.30	$10.00
Investment activities
Net investment income (loss)(1)	0.06		0.10	0.08	0.01
Net realized and unrealized gain (loss) on investments	0.35		1.01	1.60	0.29
Total from investment activities	0.41		1.11	1.68	0.30
Distributions
Net investment income	—		(0.06)	(0.04)	—
Net realized gain	—		(0.08)	(0.19)	—
Total distributions	—		(0.14)	(0.23)	—
Paid-in capital from redemption fees	—	(A)	0.01	—	—
Net asset value, end of period	$13.14		$12.73	$11.75	$10.30
Total Return	3.22	%***	9.80%	16.36%	3.00	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.68	%**	1.72%	2.30%	3.56	%**
Expenses, net of management fee waivers and reimbursements	1.00	%**	1.00%	1.07%	1.20	%**
Net investment income (loss)	0.95	%**	0.86%	0.71%	0.31	%**
Portfolio turnover rate	5.82	%***	42.05%	211.64%	131.67	%***
Net assets, end of period (000’s)	$9,610		$6,030	$4,302	$3,067

*Inception date

**Annualized

***Not annualized

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(A)Less than $0.01 per share.

Applied finance Select fund

Financial Highlights

Applied finance Select fund

Selected Per Share Data Throughout Each Period

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial StatementsOctober 31, 2019 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Core Fund previously known as the Toreador Core Fund, the Applied Finance Dividend Fund previously known as the Toreador International Fund, the Applied Finance Explorer Fund previously known as the Toreador Explorer Fund, and the Applied Finance Select Fund previously known as the Toreador Select Fund (the “Funds”) are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Applied Finance Core Fund was established in December 2005 as a series of Unified Series Trust (“UST”). On May 8, 2015, the Applied Finance Core Fund (“Core Fund”) was reorganized from UST into the Trust. On September 15, 2017, the Retail Class shares of the Core Fund was reorganized into Investor Class shares. The Applied Finance Dividend Fund (“Dividend Fund”), formerly the Third Millennium Russia Fund, was established in June 1998 as a series of The World Funds, Inc. (“TWF”). Initial outside investors purchased Class A shares of the Dividend Fund on June 29, 1998. However, investment operations of the Dividend Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Institutional Class shares. Effective December 27, 2012, the Fund’s name was changed to the Toreador International Fund, and the shareholders voted to approve Applied Finance Advisors, LLC (formerly Toreador Research & Trading LLC) to act as investment adviser to the Dividend Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund. Effective January 2, 2013, the Class A shares were re-designated as Investor Class shares. On August 15, 2014, the Dividend Fund was reorganized from TWF into the Trust. On January 27, 2015, the Trust’s Board approved that the fiscal year end for the Dividend Fund be set as April 30. On August 28, 2017, all Class C shares of the Dividend Fund were converted into Investor Class shares. Effective August 31, 2019, the Toreador International Fund became the Dividend Fund and the Fund’s investment objective and strategy changed from an international fund to a domestic fund focusing on dividend paying companies. The Applied Finance Explorer Fund (“Explorer Fund”) commenced operations for Institutional shares on June 11, 2015 and on June 30, 2015 for Investor shares. The Applied Finance Select Fund (“Select Fund”) commenced operations for Institutional shares on February 3, 2017 and February 1, 2017 for Investor shares.

The investment objective of the Core, Explorer and Select Funds is to seek long-term capital appreciation. The investment objective of the Dividend Fund is capital appreciation and income.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2019 (unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Funds’ officers in a manner specifically authorized by the Board of Trustees of the Funds. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Funds are aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Other assets for which market prices are not readily available are valued at their face value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2019 (unaudited)

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2019:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Observable Inputs	Total
Core Fund
Common Stocks	$57,171,392	$—	$—	$57,171,392
Exchange Traded Funds	758,325	—	—	758,325
Money Market Fund	444,886	—	—	444,886
	$58,374,603	$	$—	$58,374,603

Dividend Fund
Common Stocks	$12,005,760	$—	$—	$12,005,760
Money Market Fund	49,658	—	—	49,658
	$12,055,418	$—	$—	$12,055,418

Explorer Fund
Common Stocks	$18,488,843	$—	$—	$18,488,843
Exchange Traded Funds	155,450	—	—	155,450
Money Market Fund	114,487	—	—	114,487
	$18,758,780	$—	$—	$18,758,780

Select Fund
Common Stocks	$129,669,956	$—	$—	$129,669,956
Exchange Traded Funds	1,524,850	—	—	1,524,850
Money Market Fund	316,063	—	—	316,063
	$131,510,869	$—	$—	$131,510,869

Refer to the Funds’ Schedule of Investments for a listing of the securities by type and industry.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2019 (unaudited)

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Funds’ tax positions for each of the open tax years (2016-2018) for Core Fund, Dividend Fund, and Explorer Fund, and since inception for Select Fund, and the Funds’ tax positions expected to be taken in the Funds’ 2019 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended October 31, 2019, there were no such reclassifications.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing plans, administrative services plans, and distribution fees are allocated to the particular class to which they are attributable.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2019 (unaudited)

The Funds currently offer two classes of shares: Institutional Class and Investor Class shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing. Income, expenses (other than distribution and service fees, and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Funds’ share classes include a redemption fee of 2% on the proceeds of shares redeemed within 60 days of purchase.

Derivatives

The Core Fund utilizes derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Core Fund. The Core Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. As of October 31, 2019, the Core Fund held no options.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended October 31, 2019 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Core	Purchased Options - Call	$(346,890)	$351,394

*Statement of Operations location: Net realized gain (loss) on call options purchased and call options written, respectively.

**Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on call options purchased and call options written, respectively.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2019 (unaudited)

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Purchased option contracts – When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2019 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to Investment Advisory Agreements, the Funds’ investment advisor, Applied Finance Advisors, LLC (the “Advisor”), provides investment services for an annual fee on the average daily net assets of the Funds.

The Advisor earned, waived, and reimbursed expenses for the six months ended October 31, 2019 for the Funds as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
Core	0.90%	$327,064	$165,523	$—
Dividend	0.90%	83,373	83,373	46,603
Explorer	1.14%	113,032	103,805	—
Select	0.90%	430,210	247,540	—

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses for each Fund (exclusive of interest, expenses incurred under a plan or distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95%, 0.75%, 0.83%, and 0.75% of the average daily net assets of the Core Fund, Dividend Fund, Explorer Fund and Select Fund, respectively. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the respective fund within three years following the date such waiver and/or reimbursement was made, provided that the respective Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap may not be terminated prior to August 31, 2020 unless mutually agreed to in writing by the parties.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2019 (unaudited)

The total amounts of recoverable reimbursements for the Funds as of October 31, 2019, and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2020	2021	2022	2023	Total
Core	$346,289	$523,289	$452,898	$165,523	$1,487,999
Dividend	—	85,689	311,995	129,976	527,660
Explorer	153,916	153,184	187,498	103,805	598,403
Select	16,565	87,695	345,316	247,540	697,116

The Funds have adopted a Distribution Plan with respect to Investor Class shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of each Fund’s shares (this compensation is commonly referred to as “12b-1 fees”). The Distribution Plan provides that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to each Fund’s shares. Because the 12b-1 fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Institutional Class shares are sold without the imposition of 12b-1 fees.

Each of the Funds has adopted a shareholder services plan with respect to its Investor and Institutional Class shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2019 (unaudited)

For the six months ended October 31, 2019, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Core	Investor	12b-1	$18,338
	Investor	Shareholder Service	9,111
	Institutional	Shareholder Service	12,536
Dividend	Investor	12b-1	7,597
	Investor	Shareholder Service	7,259
	Institutional	Shareholder Service	5,508
Explorer	Investor	12b-1	3,274
	Investor	Shareholder Service	3,274
	Institutional	Shareholder Service	7,242
Select	Investor	12b-1	8,498
	Investor	Shareholder Service	8,498
	Institutional	Shareholder Service	32,429

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent, and accounting agent. CFS became the accounting agent for the Dividend Fund effective September 3, 2019. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended October 31, 2019, the following fees were paid monthly:

Fund	Administration	Transfer Agent	Accounting
Core	$21,515	$14,974	$15,573
Dividend	5,719	9,479	2,096
Explorer	6,971	4,828	4,472
Select	24,959	12,869	17,733

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus™ LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus™ LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of Practus™ LLP. Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2019 (unaudited)

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended October 31, 2019 were as follows:

Fund	Purchases	Sales
Core	$13,627,222	$41,261,859
Dividend	37,205,390	44,342,700
Explorer	6,301,254	8,208,121
Select	53,825,758	5,421,226

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended October 31, 2019 and for the year ended April 30, 2019 were as follows:

Core Fund
	Six months ended October 31, 2019 (unaudited)	Year ended April 30, 2019
Distributions paid from:
Ordinary income	$—	$3,018,013
Accumulated net realized gain on investments	—	18,620,722
	$—	$21,638,735

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2019 (unaudited)

Dividend Fund
	Six months ended October 31, 2019 (unaudited)	Year ended April 30, 2019
Distributions paid from:
Ordinary income	$—	$575,842

Explorer Fund
	Six months ended October 31, 2019 (unaudited)	Year ended April 30, 2019
Distributions paid from:
Ordinary income	$—	$733,110
Accumulated net realized gain on investments	—	819,215
	$—	$1,552,325

Select Fund
	Six months ended October 31, 2019 (unaudited)	Year ended April 30, 2019
Distributions paid from:
Ordinary income	$—	$812,442
Accumulated net realized gain on investments	—	81,707
	$—	$894,149

As of October 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Core Fund	Dividend Fund	Explorer Fund	Select Fund
Accumulated net investment income (loss)	$702,239	$670,327	$122,908	$892,710
Accumulated net realized gain (loss) on investments and foreign currency transactions	17,605,321	(4,164,590)	(967,379)	(1,001,359)

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2019 (unaudited)

	Core Fund	Dividend Fund	Explorer Fund	Select Fund
Net unrealized appreciation (depreciation) of investments and foreign currency	9,377,801	243,234	1,703,909	8,900,658
	$27,685,361	$(3,251,029)	$859,438	$8,792,009

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Core	$48,996,802	$11,290,402	$(1,912,601)	$9,377,801
Dividend	11,812,184	479,643	(236,409)	243,234
Explorer	17,054,871	2,895,341	(1,191,432)	1,703,909
Select	122,610,211	13,509,742	(4,609,084)	8,900,658

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Shares of beneficial interest transactions for the Funds were:

Core Fund
	Six months ended October 31, 2019
	Institutional Class Shares	Investor Class Shares
Shares sold	182,677	147,233
Shares reinvested	—	—
Shares redeemed	(2,022,830)	(310,688)
Net increase (decrease)	(1,840,153)	(163,455)

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2019 (unaudited)

Core Fund
	Year ended April 30, 2019
	Institutional Class Shares	Investor Class Shares
Shares sold	2,411,269	356,704
Shares reinvested	719,975	576,850
Shares redeemed	(2,546,031)	(5,448,676)
Net increase (decrease)	585,213	(4,515,122)

Dividend Fund
	Six months ended October 31, 2019
	Institutional Class Shares	Investor Class Shares
Shares sold	14,885	9,125
Shares reinvested	—	—
Shares redeemed	(359,345)	(113,348)
Net increase (decrease)	(344,460)	(104,223)

Dividend Fund
	Year ended April 30, 2019
	Institutional Class Shares	Investor Class Shares
Shares sold	257,296	27,685
Shares reinvested	17,065	12,043
Shares redeemed	(419,237)	(116,681)
Net increase (decrease)	(144,876)	(76,953)

Explorer Fund
	Six months ended October 31, 2019
	Institutional Class Shares	Investor Class Shares
Shares sold	125,645	26,093
Shares reinvested	—	—
Shares redeemed	(336,775)	(17,597)
Net increase (decrease)	(211,130)	8,496

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2019 (unaudited)

Explorer Fund
	Year ended April 30, 2019
	Institutional Class Shares	Investor Class Shares
Shares sold	815,741	104,016
Shares reinvested	101,019	16,917
Shares redeemed	(412,568)	(67,661)
Net increase (decrease)	504,192	53,272

Select Fund
	Six months ended October 31, 2019
	Institutional Class Shares	Investor Class Shares
Shares sold	4,404,780	331,130
Shares reinvested	—	—
Shares redeemed	(900,985)	(73,379)
Net increase (decrease)	3,503,795	257,751

Select Fund
	Year ended April 30, 2019
	Institutional Class Shares	Investor Class Shares
Shares sold	4,353,623	361,278
Shares reinvested	27,834	7,757
Shares redeemed	(1,280,830)	(261,786)
Net increase (decrease)	3,100,627	107,249

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMI-ANNUAL REPORT

Applied finance funds

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees on certain redemptions made within 60 days of purchase of Institutional Class and Investor Class shares for Core Fund, Dividend Fund Explorer Fund, and Select Fund; and (2) ongoing costs, including management fees, administrative services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Toreador Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2019 and held for the six months ended October 31, 2019.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

Applied finance funds

Fund Expenses (unaudited) - continued

	Beginning Account Value 5/1/19	Ending Account Value 10/31/19	Annualized Expense Ratio	Expenses Paid During Period Ended* 10/31/19
Core Fund
Institutional Class Actual	$1,000.00	$1,027.43	0.96%	$4.89
Institutional Class Hypothetical**	$1,000.00	$1,020.20	0.96%	$4.87
Investor Class Actual	$1,000.00	$1,026.11	1.22%	$6.21
Investor Class Hypothetical**	$1,000.00	$1,018.90	1.22%	$6.19
Dividend Fund
Institutional Class Actual	$1,000.00	$1,000.57	0.91%	$4.58
Institutional Class Hypothetical**	$1,000.00	$1,020.45	0.91%	$4.62
Investor Class Actual	$1,000.00	$ 999.39	1.16%	$5.83
Investor Class Hypothetical**	$1,000.00	$1,019.20	1.16%	$5.89
Explorer Fund
Institutional Class Actual	$1,000.00	$1,009.18	0.83%	$4.19
Institutional Class Hypothetical**	$1,000.00	$1,020.85	0.83%	$4.22
Investor Class Actual	$1,000.00	$1,007.41	1.09%	$5.50
Investor Class Hypothetical**	$1,000.00	$1,019.55	1.09%	$5.53
Select Fund
Institutional Class Actual	$1,000.00	$1,033.67	0.75%	$3.83
Institutional Class Hypothetical**	$1,000.00	$1,021.25	0.75%	$3.81
Investor Class Actual	$1,000.00	$1,032.21	1.00%	$5.11
Investor Class Hypothetical**	$1,000.00	$1,020.00	1.00%	$5.08

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

** 5% return before expenses.

Investment Advisor:

Applied Finance Advisors, LLC

17806 IH 10, Suite 300

San Antonio, Texas 78257

Distributor:

First Dominion Capital Corp.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP

Two Liberty Place

50 S 16th St, Suite 2900

Philadelphia, Pennsylvania 19102

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Legal Counsel:

Practus ™ LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	.SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 7, 2020

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: January 7, 2020

* Print the name and title of each signing officer under his or her signature.